Dear Shareholders:

The past year has been one of the best years for bonds on record, with rising prices around the world contributing to positive performance for the Trust. The Trust follows a pattern of fixed allocations among three investment classes: international bonds, U.S. Government bonds, and high-yield corporate bonds. The policy of the Trust is to distribute income from bonds and interest-bearing instruments as they are earned. The Trust's distribution rate varied little during the year, despite falling interest rates. Over this period, the net asset value of the Trust rose from $9.60 per share on November 30, 1994 to $10.50 on November 30, 1995, while the market price on the New York Stock Exchange rose from $8.719 to $9.125. For the period from November 30, 1994 to November 30, 1995, the Trust achieved a total return of +18.97%, based on its net asset value, and +13.84% based on the market price. These returns assume the reinvestment of all distributions paid during the period.

The share repurchase program which the Trustees approved last year remains an active program and one which we believe has enhanced shareholder value.

U.S. Government Sector

During the Trust's fiscal year we have consistently followed a policy of positive interest rate exposure in the U.S. Government sector. Our investment actions have been based on our view that bond prices will rise, benefiting from the current deflationary trends in the United States. Our view that tight monetary policy will result in subdued inflation and moderate economic growth over an extended period of time has yielded the hoped-for results. Furthermore, positions we have taken during the year based on expected changes in the shape of the yield curve (the term structure of interest rates) have also benefited the Trust.

High-Yield Corporate Bonds

This segment of the portfolio has been a consistent performer over the past 12 months, providing modest capital gains in addition to providing a yield approximately four percentage points greater than that of 10-year Treasury bonds (although principal value and interest on Treasury securities are guaranteed by the U.S. Government if held to maturity). We rotated emphasis in company selection during the year from steady earners to cyclical credits, but then moved back out of some cyclically sensitive credits as the economy began to show signs of weakness. While we do not foresee a high risk of recession over the next few quarters, slower economic growth could trim the earnings potential of some high-yielding company credits. Our focus in this sector will be on credit selection through active research, while shifts among industry groups will reflect our conservative approach to this market.

International Sector

Our exposure to Japanese bonds and currency helped the Trust's performance early in the year as Japanese disinflation turned to deflation and interest rates in that country fell dramatically. We later removed our yen exposure and reduced our Japanese bond positions, with positive results. In addition, our large positions in Europe changed in a sequence which first favored core European economies, including Germany, Britain, and the Netherlands, then favored the high-yielding countries such as Italy, Sweden and Spain, then shifted back again to emphasize core Europe. International bonds have generally followed the course of U.S. interest rates, rising in price as world interest rates have continued to decline in response to falling rates of inflation.

We appreciate your support and welcome any questions or comments you may have.

Respectfully,

/s/ A. Keith Brodkin
-----------------------------
A. Keith Brodkin
Chairman and President

/s/ James T. Swanson
-----------------------------
James T. Swanson
Portfolio Manager

December 13, 1995

                         -----------------------------
In accordance with Section 23(c) of the Investment Company Act of 1940, the Trust hereby gives notice that it may from time to time repurchase shares of the Trust in the open market at the option of the Board of Trustees and on such terms as the Trustees shall determine.

Number of Shareholders

As of November 30, 1995, our records indicate that there are 11,302 registered shareholders and approximately 55,500 shareholders owning Trust shares in "street" name, such as through brokers, banks and other financial intermediaries.

New York Stock Exchange Symbol

The New York Stock Exchange symbol is MCR.

Number of Employees

The Trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as a closed-end, non-diversified, management investment company and has no employees.

--------------------------------------------------------------------------------
Performance Summary
(For the year ended November 30, 1995)

Net Asset Value Per Share
November 30, 1994                  $ 9.60
November 30, 1995                  $10.50

New York Stock Exchange Price
November 30, 1994                  $8.719
June 14, 1995 (high)*              $9.375
December 23, 1994 (low)*           $8.250
November 30, 1995                  $9.125
*For the period December 1, 1994 through November 30, 1995.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Tax Form Summary
In January 1996, shareholders will be mailed a Tax
Form Summary reporting the federal tax status of all
distributions paid during the calendar year 1995.
--------------------------------------------------------------------------------

Investment Objective and Policy

MFS(R) Charter Income Trust's investment objective is to maximize current income.

The Trust will seek to achieve this objective by investing approximately one-third of its assets in each of the following sectors of the fixed-income securities markets: U.S. Government securities and related options; debt obligations of foreign governments and other foreign issuers; and high-yielding corporate fixed-income securities, some of which may involve equity features. During periods of unusual market or economic conditions, the Trust may invest up to 50% of its assets in any one sector and may choose not to invest in a sector in order to achieve its investment objective. The Trust may also enter into options and futures transactions and forward foreign currency exchange contracts and purchase securities on a "when-issued" basis.

Dividend Reinvestment and
Cash Purchase Plan

The Trust offers a Dividend Reinvestment and Cash Purchase Plan which allows you to reinvest either all of the distributions or only the long-term capital gains paid by the Trust. Unless the shares are trading at a premium (exceeding net asset value), purchases are made at the market price. Otherwise, purchases will be made at a discounted price of either the net asset value or 95% of the market price, whichever is greater. You can also buy shares of the Trust. Investments from $100 to $500 can be made in January and July on the 15th of the month or shortly thereafter.

If your shares are in the name of a brokerage firm, bank or other nominee, you can ask the firm or nominee to participate in the Plan on your behalf. If the nominee does not offer the Plan, you may wish to request that your shares be re-registered in your own name so that you can participate.

There is no service charge to reinvest distributions, nor are there brokerage charges for shares issued directly by the Trust. However, when shares are bought on the New York Stock Exchange or otherwise on the open market, each participant pays a pro rata share of the commissions. A service fee of $0.75 is charged for each cash purchase as well as a pro rata share of the brokerage commissions, if any. The automatic reinvestment of distributions does not relieve you of any income tax that may be payable (or required to be withheld) on the distributions.

To enroll in or withdraw from the Plan or to receive a brochure providing a complete description of the Plan, please contact the Plan agent at the address and telephone number located on the back cover of this report. Please have available the name of the Trust and your account and Social Security numbers. For certain types of registrations, such as corporate accounts, instructions must be submitted in writing. When you withdraw from the Plan, you can receive the value of the reinvested shares in one of two ways: a check for the value of the full and fractional shares, or a certificate for the full shares and a check for the fractional shares.

Results of Shareholder Meeting

At the annual meeting of shareholders of MFS Charter Income Trust, which was held on October 30, 1995, the following actions were taken:

Item 1. The election of The Hon. Sir J. David
        Gibbons and Walter Robb, III as
        Trustees of the Trust.

                                       Number of Shares
Nominee                    For                 Withhold Authority
-------                    ---                 ------------------
The Hon. Sir
J. David Gibbons           65,123,216.529        3,567,548.238
Walter E. Robb, III        65,328,812.207        3,361,952.560

Trustees continuing in office who were not subject to re-election at this meeting are Richard B. Bailey, A. Keith Brodkin, Marshall N. Cohan, Lawrence
H. Cohn, Abby M. O'Neill, Arnold D. Scott, Jeffrey L. Shames, J. Dale Sherratt, and Ward Smith.

Item 2. The ratification of the selection of Ernst & Young LLP as the independent public accountants to be employed by the Trust for the fiscal year ending November 30, 1995.

                      Number of Shares
                     ------------------
            For       65,595,243.979
        Against        1,302,020.319
        Abstain        1,793,500.469

Portfolio of Investments -- November 30, 1995

Bonds -- 92.6%

                              Principal Amount
Issuer                         (000 Omitted)      Value
U.S. Dollar Denominated -- 66.0%
Financial Institutions -- 1.6%
American Annuity Group, Inc.,
  9.5s, 2001                           $2,000      $ 2,080,000
American Annuity Group, Inc.,
  11.125s, 2003                         1,000        1,080,000
American Life Holdings Co.,
  11.25s, 2004                          2,000        2,120,000
Americo Life, Inc.,
  9.25s, 2005                             300          282,750
Leucadia National Corp.,
  8.25s, 2005                           3,000        3,118,050
Merrill Lynch Mortgage
  Investors, 8.227s, 2023+              1,500        1,170,703
Phoenix RE Corp.,
  9.75s, 2003                             750          801,563
Tiphook Finance Corp.,
  8s, 2000                              2,056        1,552,280
                                                    -----------
                                                   $12,205,346
                                                    -----------
Foreign -- U.S. Dollar Denominated -- 1.6%
Federal Republic of Brazil,
  8.75s, 2001                          $  475      $   403,750
Federal Republic of Brazil,
  4s, 2014                              1,592          843,660
Korea Electric Power Corp.,
  7.75s, 2013                           3,220        3,376,975
Republic of Argentina,
  0s, 2005                              2,000        1,307,500
Republic of Argentina,
  0s, 2023                              7,000        3,831,250
United States of Mexico,
  6.25s, 2019                           4,000        2,455,000
                                                    -----------
                                                   $12,218,135
                                                    -----------
Industrials -- 28.6%
 Apparel and Textiles -- 0.1%
Guess, Inc., 9.5s, 2003                $  750      $   731,250
                                                    -----------
 Automotive -- 1.0%
Exide Corp., 10s, 2005                 $1,750      $ 1,881,250
Harvard Industries, Inc.,
  12s, 2004                             3,250        3,420,625
SPX Corp., 11.75s, 2002                 2,750        2,928,750
                                                    -----------
                                                   $ 8,230,625
                                                    -----------
 Building -- 1.9%
American Standard, Inc.,
  10.5s, 2005                          $5,500      $ 4,626,875
Atlantic Gulf Communities
  Corp., 12s, 1996                        365          320,971
Atlantic Gulf Communities
  Corp., 13s, 1998                        392          203,565

                               Principal Amount
Issuer                          (000 Omitted)       Value
U.S. Dollar Denominated -- continued
Industrials -- continued
  Building -- continued
Congoleum Corp., 9s, 2001              $1,350      $ 1,329,750
Nortek, Inc., 9.875s, 2004              2,150        1,978,000
Schuller International
  Group, Inc., 10.875s,
  2004                                  2,500        2,790,625
USG Corp., 9.25s, 2001                  3,300        3,481,500
                                                    -----------
                                                   $14,731,286
                                                    -----------
 Chemicals -- 1.4%
Arcadian Partners LP,
  10.75s, 2005                         $  800      $   876,000
Koppers Industries, Inc.,
  8.5s, 2004                              500          480,000
NL Industries, Inc.,
  11.75s, 2003                          2,360        2,501,600
OSI Specialties Holding
  Co., 11.5s, 2004                      2,650        2,305,500
Rexene Corp., 11.75s, 2004              1,750        1,855,000
UCC Investors Holdings,
  Inc., 10.5s, 2002                     2,500        2,568,750
UCC Investors Holdings,
  Inc., 0s, 2005                        1,000          747,500
                                                    -----------
                                                   $11,334,350
                                                    -----------
 Conglomerates -- 0.7%
Bell & Howell Co.,
  10.75s, 2002                         $1,700      $ 1,802,000
News America Holdings,
  Inc., 10.125s, 2012                   3,000        3,580,530
                                                    -----------
                                                   $ 5,382,530
                                                    -----------
 Consumer Goods and Services -- 2.7%
ADT Operations, Inc.,
  9.25s, 2003                          $2,250      $ 2,396,250
Fieldcrest Cannon, Inc.,
  11.25s, 2004                          2,000        1,980,000
International Semi-Tech
  Microelectronics, Inc.,
  0s, 2003                              3,500        1,802,500
Ithaca Industries, Inc.,
  11.125s, 2002                         1,600        1,328,000
Remington Arms, Inc.,
  9.5s, 2003##                            600          528,000
Revlon Consumer Products
  Corp., 10.5s, 2003                    5,000        5,100,000
Samsonite Corp.,
  11.125s, 2005                         1,500        1,402,500
Sealy Corp., 9.5s, 2003                 2,500        2,487,500
Westpoint Stevens, Inc.,
  9.375s, 2005                          4,000        4,020,000
                                                    -----------
                                                   $21,044,750
                                                    -----------

Principal Amount
Issuer                          (000 Omitted)       Value
U.S. Dollar Denominated -- continued
Industrials -- continued
 Containers -- 2.7%
Calmar, Inc., 11.5s,
  2005##                               $1,000      $ 1,027,500
Container Corp. of
  America, 9.75s, 2003                  1,500        1,473,750
Gaylord Container Co.,
  12.75s, 2005                          2,350        2,261,875
Ivex Packaging Corp.,
  12.5s, 2002                           1,800        1,908,000
Owens-Illinois, Inc., 11s,
  2003                                  2,000        2,232,500
Owens-Illinois, Inc.,
  9.75s, 2004                           1,750        1,820,000
Owens-Illinois, Inc.,
  9.95s, 2004                           1,000        1,047,500
Plastic Containers, Inc.,
  10.75s, 2001                            500          522,500
SD Warren Co., 12s, 2004                2,600        2,873,000
Silgan Corp., 11.75s, 2002              2,150        2,279,000
Stone Consolidated Corp.,
  10.25s, 2000                          1,600        1,712,000
Stone Container Corp.,
  9.875s, 2001                          2,325        2,263,969
                                                    -----------
                                                   $21,421,594
                                                    -----------
 Defense Electronics -- 0.1%
Alliant Techsystems, Inc.,
  11.75s, 2003                         $  600      $   657,000
                                                    -----------
 Entertainment -- 0.7%
ACT III Theatres, Inc.,
  11.875s, 2003                        $1,000      $ 1,070,000
SCI Television, Inc., 11s,
  2005                                  2,450        2,597,000
United Artists Theater
  Circuit, Inc., 11.5s,
  2002                                  1,700        1,819,000
                                                    -----------
                                                   $ 5,486,000
                                                    -----------
 Food and Beverage Products -- 0.6%
Coca-Cola Bottling Group
  Southwest, Inc., 9s,
  2003                                 $  750      $   750,000
Specialty Foods Corp.,
  10.25s, 2001                          2,000        1,850,000
Texas Bottling Group, Inc.,
  9s, 2003                              2,500        2,481,250
                                                    -----------
                                                   $ 5,081,250
                                                    -----------
 Forest and Paper Products -- 0.1%
Repap New Brunswick,
  10.625s, 2005                        $  500      $   500,000
                                                    -----------
 Machinery -- 0.1%
Fairfield Manufacturing,
  11.375s, 2001                        $  500      $   485,000
                                                    -----------
 Medical and Health Products -- 0.4%
Tenet Healthcare Corp.,
  10.125s, 2005                        $3,050      $ 3,309,250
                                                    -----------

                               Principal Amount
Issuer                          (000 Omitted)       Value
U.S. Dollar Denominated -- continued
Industrials -- continued
 Medical and Health Technology and Services 1.5%
Community Health System,
  10.25s, 2003                         $3,450      $ 3,700,125
Integrated Health
  Services, Inc., 10.75s,
  2004                                  2,750        2,921,875
OrNda Healthcorp,
  12.25s, 2002                          2,950        3,230,250
Quorum Health Group, Inc.,
  8.75s, 2005                           1,800        1,813,500
                                                    -----------
                                                   $11,665,750
                                                    -----------
 Metals and Minerals -- 0.6%
Easco Corp., 10s, 2001                 $  950      $   931,000
Jorgensen (Earle M.) Co.,
  10.75s, 2000                          1,500        1,380,000
Kaiser Aluminum & Chemical
  Corp., 9.875s, 2002                   2,100        2,142,000
                                                    -----------
                                                   $ 4,453,000
                                                    -----------
 Oil Services -- 0.7%
AmeriGas Partners LP,
  10.125s, 2007                        $  600      $   645,000
Ferrell Gas LP, 10s, 2001               2,600        2,743,000
Global Marine, Inc.,
  12.75s, 1999                          1,500        1,657,500
Tuboscope Vetco
  International, Inc.,
  10.75s, 2003                            550          541,750
                                                    -----------
                                                   $ 5,587,250
                                                    -----------
 Oils -- 0.4%
Gulf Canada, 9.25s, 2004               $2,900      $ 2,936,250
                                                    -----------
 Printing and Publishing -- 0.3%
Day International Group,
  Inc., 11.125s, 2005##                $  600      $   601,500
World Color Press, Inc.,
  9.125s, 2003                          1,450        1,486,250
                                                    -----------
                                                   $ 2,087,750
                                                    -----------
 Restaurants and Lodging -- 0.1%
Harrah's Operating, Inc.,
  10.875s, 2002                        $1,000      $ 1,072,500
                                                    -----------
 Special Products and Services -- 3.2%
Blount, Inc., 9s, 2003                 $1,250      $ 1,312,500
Buckeye Cellulose Corp.,
  8.5s, 2005                              290          293,625
Eagle Industries, Inc.,
  0s, 2003                              2,950        2,389,500
Gillett Holdings, Inc.,
  12.25s, 2002                            660          693,077
IMO Industries, Inc.,
  12s, 2001                             3,290        3,355,800
Idex Corp., 9.75s, 2002                 1,350        1,434,375
Interlake Corp., 12s, 2001                750          746,250

                               Principal Amount
Issuer                          (000 Omitted)       Value
U.S. Dollar Denominated -- continued
Industrials -- continued
 Special Products and Services -- continued
Interlake Corp., 12.125s,
  2002                                 $1,500      $ 1,395,000
Interlake Revolver, "B",
  5.75s, 1997                             158          156,834
K & F Industries, Inc.,
  11.875s, 2003                         1,100        1,182,500
Mark IV Industries, Inc.,
  8.75s, 2003                           3,500        3,613,750
Newflo Corp., 13.25s, 2002                700          724,500
OSI Specialties, Inc.,
  9.25s, 2003                           2,000        2,240,000
Polymer Group, Inc.,
  12.25s, 2002                          2,000        2,060,000
Spreckels Industries,
  Inc., 11.5s, 2000                       450          432,000
Synthetic Industries,
  Inc., 12.75s, 2002                      950          921,500
Talley Manufacturing &
  Technology, Inc.,
  10.75s, 2003                          1,200        1,206,000
Wolverine Tube, Inc.,
  10.125s, 2002                         1,000        1,060,000
                                                    -----------
                                                   $25,217,211
                                                    -----------
 Steel -- 0.6%
AK Steel Holdings Corp.,
  10.75s, 2004                         $1,500      $ 1,657,500
Sheffield Steel Corp.,
  12s, 2001,                              800          732,000
UCAR Global Enterprises,
  Inc., 12s, 2005                         800          908,000
WCI Steel, Inc., 10.5s,
  2002                                  1,150        1,102,562
                                                    -----------
                                                   $ 4,400,062
                                                    -----------
 Stores -- 1.3%
Eckerd (Jack) Corp.,
  9.25s, 2004                          $1,800      $ 1,890,000
Finlay Fine Jewelry,
  10.625s, 2003                         2,750        2,715,625
Parisian, Inc., 9.875s,
  2003                                    550          467,500
Pathmark Stores, Inc.,
  11.625s, 2002                         5,250        5,105,625
Pathmark Stores, Inc.,
  9.625s, 2003                            250          233,125
                                                    -----------
                                                   $10,411,875
                                                    -----------
 Supermarkets -- 1.1%
Bruno's, Inc., 10.5s, 2005             $  850      $   817,063
Dominick's Finer Foods,
  10.875s, 2005                         2,250        2,362,500
Grand Union Co., 12s, 2004                800          702,000
Kroger Co., 8.5s, 2003                    500          520,000

                               Principal Amount
Issuer                          (000 Omitted)       Value
U.S. Dollar Denominated -- continued
Industrials -- continued
 Supermarkets -- continued
Kroger Co., 9.25s, 2005                $  500      $   540,000
Ralphs Grocery, 11s, 2005               2,600        2,496,000
Safeway Stores, Inc.,
  9.875s, 2007                            750          866,250
                                                    -----------
                                                   $ 8,303,813
                                                    -----------
 Telecommunications -- 6.2%
ACT III Broadcasting,
  9.625s, 2003                         $1,000      $ 1,035,000
Albritton Communications
  Corp., 11.5s, 2004                      500          522,500
American Communications
  Services, Inc., 0s, 2005              1,000          537,500
Bell Cablemedia PLC,
  0s, 2005                              1,250          756,250
Cablevision Industries
  Corp., 10.75s, 2002                   3,400        3,680,500
Cablevision Systems Corp.,
  10.75s, 2004                          2,750        2,901,250
Cablevision Systems Corp.,
  9.25s, 2005                           1,000        1,022,500
Century Communications,
  9.5s, 2005                            3,700        3,774,000
Comcast Corp., 9.375s,
  2005                                  2,000        2,090,000
Continental Cablevision,
  Inc., 8.875s, 2005                    1,000        1,040,000
Falcon Holdings Group,
  Inc., 11s, 2003#                      3,516        3,375,113
Infinity Broadcasting
  Corp., 10.375s, 2002                    600          642,000
Jones Intercable, Inc.,
  10.5s, 2008                           4,000        4,360,000
K-III Communications
  Corp., 10.625s, 2002                  2,650        2,809,000
MFS Communications, Inc.,
  0s, 2004                              6,250        4,835,938
Marcus Cable Operating
  Co., 0s, 2004                         1,000          730,000
Metrocall, Inc., 10.375s,
  2007                                    800          830,000
Mobilemedia
  Communications, Inc.,
  0s, 2003                              2,000        1,520,000
Paging Network, Inc.,
  8.875s, 2006                          4,050        4,075,313
ProNet, Inc., 11.875s,
  2005                                  1,800        1,944,000
Rogers Cablesystems Ltd.,
  10.125s, 2012                         3,050        3,156,750
USA Mobile Communication,
  9.5s, 2004                            1,975        1,935,500
Videotron Holdings PLC,
  0s, 2005                              2,650        1,563,500
                                                    -----------
                                                   $49,136,614
                                                    -----------

                               Principal Amount
Issuer                          (000 Omitted)       Value
U.S. Dollar Denominated -- continued
Industrials -- continued
 Miscellaneous -- 0.1%
Reeves Industries, Inc.,
  11s, 2002                           $ 1,200      $  1,020,000
                                                    -----------
  Total Industrials                                $224,686,960
                                                    -----------
Transportation -- 0.1%
Eastern Airlines, Inc.,
  12.75s, 1996**                      $ 3,000      $    150,000
Eastern Airlines, Inc.,
  11.75s, 1999**                        5,000               125
Moran Transportation Co.,
  11.75s, 2004                            700           654,500
                                                    -----------
                                                   $    804,625
                                                    -----------
U.S. Federal Agencies -- 5.4%
Financing Corp., 0s, 2014             $35,119      $ 10,280,569
Federal Home Loan Mortgage
  Corp., 9.5s, 2025                     6,871         7,283,072
Federal National Mortgage
  Assn., 7.5s, 2010                    23,100        23,633,697
Federal National Mortgage
  Assn., 9.5s, 2025                        44            46,401
Federal National Mortgage
  Assn., Stripped
  Mortgage-
  Backed Security, 7s,
  2023                                  7,940         2,359,589
                                                    -----------
                                                   $ 43,603,328
                                                    -----------
U.S. Government Guaranteed -- 27.5%
 Government Aid Bonds -- 0.6%
State of Israel, 5.75s,
  2000                                $ 4,865      $  4,874,487
                                                    -----------
 Government National Mortgage Association -- 9.3%
GNMA, 7s, 2022-2025                   $22,298      $ 22,347,053
GNMA, 7.5s, 2022-2025                  24,548        25,054,551
GNMA, 9s, 2024-2025                    19,508        20,562,682
GNMA, 10.5s, 2020                       4,209         4,688,674
                                                    -----------
                                                   $ 72,652,960
                                                    -----------
 U.S. Treasury Obligations -- 17.6%
U.S. Treasury Note,
  6.125s, 1997                        $10,000      $ 10,100,000
U.S. Treasury Note,
  6.875s, 1999                         25,000        26,113,250
U.S. Treasury Note, 0s,
  2001                                 20,000        15,020,800
U.S. Treasury Note, 0s,
  2003                                 25,000        16,656,500
U.S. Treasury Note,
  7.25s, 2004                          21,500        23,599,690
U.S. Treasury Note,
  6.5s, 2005                           10,000        10,523,400
U.S. Treasury Bond,
  12.75s, 2010                         11,500        17,347,060

                               Principal Amount
Issuer                          (000 Omitted)       Value
U.S. Dollar Denominated -- continued
U.S. Government Guaranteed -- continued
 U.S. Treasury Obligations -- continued
U.S. Treasury Bond,
  8.5s, 2020                          $15,000      $ 19,134,300
                                                    -----------
                                                   $138,495,000
                                                    -----------
  Total U.S. Government Guaranteed                 $216,022,447
                                                    -----------
Utilities -- Electric 1.2%
CMS Energy Corp.,
  9.875s, 1999                        $ 1,000      $  1,030,000
Kenetech Corp.,
  12.75s, 2002                          1,000           640,000
Midland Cogeneration
  Venture Corp., 10.33s,
  2002                                  4,905         5,101,157
Midland Funding Corp. II,
  "A", 11.75s, 2005                     2,250         2,356,920
                                                    -----------
                                                   $  9,128,077
                                                    -----------
  Total U.S. Dollar Denominated                    $518,668,918
                                                    -----------
Foreign Bonds -- 26.6%
 Australia -- 3.8%
Commonwealth of Australia,
  8.75s, 2001                AUD       32,600      $ 25,168,388
Commonwealth of Australia,
  9.5s, 2003                            5,500         4,405,510
                                                    -----------
                                                   $ 29,573,898
                                                    -----------
 Canada -- 1.6%
Canadian Government,
  8.75s, 2005                CAD       15,000      $ 12,272,827
                                                    -----------
 Denmark -- 3.9%
Kingdom of Denmark,
  9s, 1998                   DKK       33,558      $  6,485,703
Kingdom of Denmark,
  6s, 1999                             28,000         4,993,554
Kingdom of Denmark,
  9s, 2000                             70,850        13,966,325
Kingdom of Denmark,
  8s, 2001                             26,052         4,942,926
                                                    -----------
                                                   $ 30,388,508
                                                    -----------
 France -- 1.2%
Government of France,
  7.75s, 2000                FRF       45,900      $  9,746,269
                                                    -----------
 Germany -- 4.3%
Deutschland Republic,
  6.875s, 2005               DEM       11,300      $  8,190,840
German Unity Fund,
  8.5s, 2001                           32,700        25,805,082
                                                    -----------
                                                   $ 33,995,922
                                                    -----------

                               Principal Amount
Issuer                          (000 Omitted)       Value
Foreign Bonds -- continued
 Ireland -- 3.0%
Irish Gilts, 8s, 2000        IEP         14,455    $ 23,930,715
                                                    -----------
 Italy -- 2.0%
Republic of Italy, 8.5s,
  2004                       ITL      8,250,000    $  4,426,502
Republic of Italy, 8.5s,
  1999                               14,485,000       8,563,191
Republic of Italy, 9.5s,
  1999                                4,160,000       2,489,232
                                                    -----------
                                                   $ 15,478,925
                                                    -----------
 Netherlands -- 2.9%
Netherlands Government,
  6.25s, 1998                NLG          2,840    $  1,834,324
Netherlands Government,
  8.25s, 2007                            29,767      21,203,034
                                                    -----------
                                                   $ 23,037,358
                                                    -----------
 New Zealand -- 1.1%
Government of New Zealand,
  8s, 2001                   NZD         12,900    $  8,730,304
                                                    -----------
 Spain -- 1.8%
Government of Spain,
  10.5s, 2003                ESP        535,000    $  4,418,263
Government of Spain,
  8s, 2004                            1,350,000       9,644,265
                                                    -----------
                                                   $ 14,062,528
                                                    -----------
 United Kingdom -- 1.0%
United Kingdom Treasury
  Bonds, 8s, 2000            GBP          5,000    $  8,009,520
                                                    -----------
  Total Foreign Bonds                              $209,226,774
                                                    -----------
  Total Bonds (Identified Cost,
    $707,821,561)                                  $727,895,692
                                                    -----------
Common Stocks and Warrants -- 0.3%*
                                       Shares
Atlantic Gulf Communities
  Corp., Warrants                         2,269    $         71
Forest Oil Corp., Warrants               32,705          18,397
Gillett Holdings, Inc.+                  33,891         711,711
Thermadyne Industries
  Holdings Corp.                          1,609          25,543
Triton Group Ltd.                       383,601       1,222,728
                                                    -----------
  Total Common Stocks and Warrants
    (Identified Cost, $3,112,320)                  $  1,978,450
                                                    -----------

Preferred Stock -- 0.2%*

Issuer                                  Shares           Value
K-III Communications Corp.#
  (Identified Cost,
  $1,174,700)                           13,555       $1,341,945
                                                    --------------
Convertible Preferred Stock*
UDC Homes, Inc., Cv.
  (Identified Cost,
  $107,107)                             13,396       $   20,089
                                                    --------------
Repurchase Agreement -- 2.4%

                              Principal Amount
Issuer                          (000 Omitted)
Prudential, dated
  11/30/95, due 12/01/95,
  total to be received
  $18,578,008 (secured by
  $11,845,000 U.S.
  Treasury Bond) at Cost               $18,575     $18,575,000
                                                    ------------

Call Options Purchased -- 0.1%

                                Principal Amount
Description/Expiration            of Contracts
Month/Strike Price               (000 Omitted)
Deutsche Marks
December/1.378            DEM           20,900      $    1,651
Italian Lire/Deutsche Marks
January/1085              ITL       17,088,750          51,266
Japanese Yen
December/112.062          JPY          401,000          60,952
Japanese Yen
March/107.489                          744,000         109,368
Japanese Yen/Deutsche Marks
January/69.4                         6,821,263         586,629
Swedish Kronor/Deutsche
  Marks
February/4.535            SEK          162,774         291,853
                                                      ---------
  Total Call Options Purchased
    (Premiums Paid, $1,183,508)                     $1,101,719
                                                      ---------

Put Options Purchased

                                            Principal
                                             Amount
Description/Expiration                    of Contracts
Month/Strike Price                        (000 Omitted)       Value
Australian Dollar
January/.745                        AUD          6,848     $     93,501
Deutsche Marks/British Pounds
January/2.23                        DEM         32,335          207,494
                                                            -----------
  Total Put Options Purchased
    (Premiums Paid, $287,730)                              $    300,995
                                                            -----------
  Total Investments
    (Identified Cost, $732,261,926)                        $751,213,890
                                                            -----------
Call Options Written
Australian Dollars
February/.763                       AUD          5,259     $    (33,452)
Deutsche Marks
January/2.124                       DEM         30,795          (47,763)
                                                            -----------
  Total Call Options Written
    (Premiums Received, $231,100)                          $    (81,215)
                                                            -----------
Put Options Written (0.1%)

Australian Dollars
January/.745                        AUD          6,848     $    (93,501)
February/.720                                    4,966          (30,346)
Japanese Bonds
December/112.062                    JPY        401,000           (6,015)
March/104.489                                  744,000         (101,184)
Japanese Yen
January/74.40                                7,116,131         (249,066)
                                                            -----------
  Total Put Options Written
    (Premiums Received, $518,529)                          $   (480,112)
                                                            -----------
Other Assets,
  Less Liabilities -- 4.5%                                 $ 35,603,264
                                                            -----------
Net Assets -- 100.0%                                       $786,255,827
                                                            ===========
   + Restricted security.
   # Payment-in-kind bond.
  ## SEC Rule 144A restriction.
   * Non-income producing security.
  ** Non-income producing security - in default.

Abbreviations have been used throughout this report to indicate amounts shown in currencies other than the U.S. dollar. A list of abbreviations is shown below.

AUD =  Australian Dollars
CAD =  Canadian Dollars
CHF =  Swiss Francs
DEM =  Deutsche Marks
DKK =  Danish Kroner
ESP =  Spanish Pesetas
FIM =  Finnish Markkaa
FRF =  French Francs
GBP =  British Pounds
IEP =  Irish Punts
ITL =  Italian Lire
JPY =  Japanese Yen
NLG =  Dutch Guilders
NZD =  New Zealand Dollars
SEK =  Swedish Kronor

See notes to financial statements

Statement of Assets and Liabilities -- November 30, 1995

 Assets:
   Investments, at value (identified cost, $732,261,926)                           $751,213,890
   Cash                                                                                 205,461
   Net receivable for forward foreign currency exchange contracts                     3,846,709
   Net receivable for forward foreign currency exchange contracts sold                7,009,552
   Premium receivable on options written                                                 63,797
   Receivable for investments sold                                                   20,604,968
   Interest receivable                                                               15,484,146
   Other assets                                                                          32,407
                                                                                        -------
      Total assets                                                                 $798,460,930
                                                                                        -------

Liabilities:
   Distributions payable to dividend disbursing agent                              $    437,199
   Payable for investments purchased                                                  4,057,546
   Written options outstanding, at value (premiums received, $749,629)                  561,327
   Net payable for forward foreign currency exchange contracts purchased              6,964,975
   Payable to affiliates --
     Management fee                                                                      14,943
     Shareholder servicing agent fee                                                     15,074
   Accrued expenses and other liabilities                                               154,039
                                                                                        -------
      Total liabilities                                                            $ 12,205,103
                                                                                        -------
Net assets                                                                         $786,255,827
                                                                                        =======
Net assets consist of:
   Paid-in capital                                                                 $786,498,274
   Unrealized appreciation on investments and translation of assets and
     liabilities in foreign currencies                                               22,955,549
   Accumulated net realized loss on investments and foreign currency transactions   (26,053,008)
   Accumulated undistributed net investment income                                    2,855,012
                                                                                        -------
      Total                                                                        $786,255,827
                                                                                        =======
Shares of beneficial interest outstanding                                            74,877,239
                                                                                        =======
Net asset value per share (net assets / shares of beneficial interest
  outstanding)                                                                          $10.50
                                                                                        =======

                       See notes to financial statements
10

Statement of Operations -- Year Ended November 30, 1995

 Net investment income:
   Interest income                                                    $ 68,994,549
                                                                        -----------
   Expenses --
      Management fee                                                  $  5,699,041
      Trustees' compensation                                               148,879
      Custodian fee                                                        451,553
      Transfer and dividend disbursing agent fee                           187,597
      Postage                                                               89,737
      Auditing fees                                                         55,580
      Printing                                                              53,088
      Legal fees                                                            25,381
      Miscellaneous                                                        565,280
                                                                        -----------
        Total expenses                                                $  7,276,136
      Fees paid indirectly                                                 (15,888)
                                                                        -----------
        Net expenses                                                  $  7,260,248
                                                                        -----------
          Net investment income                                       $ 61,734,301
                                                                        -----------
Realized and unrealized gain (loss) on investments:
   Realized gain (loss) (identified cost basis) --
      Investment transactions                                         $ 11,607,199
      Written option transactions                                        3,759,439
      Foreign currency transactions                                    (12,305,400)
      Futures contracts                                                   (214,965)
                                                                        -----------
        Net realized gain on investments and foreign currency
           transactions                                               $  2,846,273
                                                                        -----------
   Change in unrealized appreciation --
      Investments                                                     $ 53,088,635
      Written option transactions                                          354,698
      Translation of assets and liabilities in foreign currencies        3,918,782
      Futures contracts                                                     69,192
                                                                        -----------
         Net unrealized gain on investments                           $ 57,431,307
                                                                        -----------
            Net realized and unrealized gain on investments and
               foreign currency                                       $ 60,277,580
                                                                        -----------
               Increase in net assets from operations                 $122,011,881
                                                                        ===========

                       See notes to financial statements

Statement of Changes in Net Assets

                                                                         Year Ended November 30,
                                                                       ---------------------------
Increase (decrease) in net assets:                                            1995             1994
                                                                        ----------     -----------
From operations --
   Net investment income                                              $ 61,734,301   $  64,513,588
   Net realized gain (loss) on investments and foreign currency
   transactions                                                          2,846,273     (67,052,926)
   Net unrealized gain (loss) on investments and foreign currency
   translation                                                          57,431,307     (26,248,899)
                                                                        ----------     -----------
      Increase (decrease) in net assets from operations               $122,011,881   $ (28,788,237)
                                                                        ----------     -----------
Distributions declared to shareholders --
   From net investment income                                         $(59,963,107)  $ (29,597,078)
   From net realized gain on investments and foreign currency
   transactions                                                            --           (2,844,895)
   From paid-in capital                                                    --          (33,609,893)
                                                                        ----------     -----------
      Total distributions declared to shareholders                    $(59,963,107)  $ (66,051,866)
                                                                        ----------     -----------
Trust share (principal) transactions --
   Net asset value of shares reacquired from shareholders             $(80,182,474)  $ (20,250,465)
                                                                        ----------     -----------
     Decrease in net assets from Trust share transactions             $(80,182,474)  $ (20,250,465)
                                                                        ----------     -----------
       Total decrease in net assets                                   $(18,133,700)  $(115,090,568)
Net assets:
   At beginning of year                                                804,389,527     919,480,095
                                                                        ----------     -----------
   At end of year (including accumulated undistributed net
     investment income (accumulated distributions in excess of
     net investment income) of $2,855,012 and $(6,137,621),
     respectively)                                                    $786,255,827   $ 804,389,527
                                                                        ==========     ===========

                       See notes to financial statements
12

Financial Highlights

Per share data (for shares outstanding                                     Year Ended November 30,
 throughout each period):                        ----------------------------------------------------------------------------
                                                   1995       1994       1993       1992       1991       1990       1989*
                                                  -------    -------    -------    -------    -------    -------   ----------
Net asset value -- beginning of period             $ 9.60     $10.68     $10.23     $10.59     $ 9.93     $11.00      $11.16
                                                    -----      -----      -----      -----      -----      -----     --------
Income from investment operations# --
  Net investment incomeS.                          $ 0.79     $ 0.76     $ 0.85     $ 0.95     $ 1.06     $ 1.17      $ 0.43
  Net realized and unrealized gain (loss) on
    investments and foreign currency
    transactions                                     0.88      (1.07)      0.55      (0.15)      1.10      (0.73)      (0.21)
                                                    -----      -----      -----      -----      -----      -----     --------
     Total from investment operations              $ 1.67     $(0.31)    $ 1.40     $ 0.80     $ 2.16     $ 0.44      $ 0.22
                                                    -----      -----      -----      -----      -----      -----     --------
Less distributions declared to shareholders
  From net investment income                       $(0.77)    $(0.35)    $(0.72)    $(0.90)    $(1.06)    $(1.22)     $(0.38)
  From net realized gain on investments and
    foreign currency transactions                     --       (0.03)     (0.23)     (0.15)       --       (0.07)        --
  From paid-in capital                                --       (0.39)       --       (0.11)     (0.44)     (0.22)        --
                                                    -----      -----      -----      -----      -----      -----     --------
   Total distributions declared to shareholders    $(0.77)    $(0.77)    $(0.95)    $(1.16)    $(1.50)    $(1.51)     $(0.38)
                                                    -----      -----      -----      -----      -----      -----     --------
Net asset value -- end of period                   $10.50     $ 9.60     $10.68     $10.23     $10.59     $ 9.93      $11.00
                                                    =====      =====      =====      =====      =====      =====     ========
Per share market value -- end of period           $ 9.125    $ 8.719    $ 9.625    $ 9.875    $10.875    $ 9.125     $11.000
                                                    =====      =====      =====      =====      =====      =====     ========
Total return                                        13.84%     (1.35)%     6.92%      1.39%     37.96%     (3.32)%    (14.15)%+
Ratios (to average net assets)/Supplemental dataS.:
  Expenses##                                         0.92%      0.86%      0.90%      0.98%      1.02%      1.08%       0.74%+
  Net investment income                              7.84%      7.50%      8.04%      9.27%     10.34%     11.32%      11.32%+
Portfolio turnover                                    183%       153%       397%       198%       416%       184%        480%
Net assets at end of period (000 omitted)        $786,256   $804,390   $919,480   $898,756   $923,287   $864,254    $977,875
 + Annualized.
 * For the period from commencement of investment operations, July 20, 1989 to November 30, 1989.
 # Per share data for the periods subsequent to November 30, 1993, is based on average shares outstanding.
## For fiscal years ending after September 1, 1995, the Trust's expenses are calculated without reduction for fees paid indirectly.
 S. The investment advisor did not impose a portion of its management fee for the periods indicated. If this fee had been incurred by the Trust, the net investment income per share and the ratios would have been:
Net investment income                               --         --         --         --         --         $1.17       $0.42
Ratios (to average net assets):
 Expenses                                           --         --         --         --         --          1.10%       1.02%+
 Net investment income                              --         --         --         --         --         11.30%      11.04%+

                       See notes to financial statements

Notes to Financial Statements

(1) Business and Organization


MFS Charter Income Trust (the Trust) is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as a non-diversified, closed-end management investment company.

(2) Significant Accounting Policies

Investment Valuations -- Debt securities (other than short-term obligations which mature in 60 days or less), including listed issues and forward contracts, are valued on the basis of valuations furnished by dealers or by a pricing service with consideration to factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, without exclusive reliance upon exchange or over-the-counter prices. Short-term obligations, which mature in 60 days or less, are valued at amortized cost, which approximates market value. Non-U.S. dollar denominated short-term obligations are valued at amortized cost as calculated in the base currency and translated into U.S. dollars at the closing daily exchange rate. Futures contracts, options and options on futures contracts listed on commodities exchanges are valued at closing settlement prices. Over-the-counter options are valued by brokers through the use of a pricing model which takes into account closing bond valuations, implied volatility and short-term repurchase rates. Equity securities listed on securities exchanges or reported through the NASDAQ system are valued at last sale prices. Unlisted equity securities or listed equity securities for which last sale prices are not available are valued at last quoted bid prices. Securities for which there are no such quotations or valuations are valued at fair value as determined in good faith by or at the direction of the Trustees.

Repurchase Agreements -- The Trust may enter into repurchase agreements with institutions that the Trust's investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. The Trust requires that the securities purchased in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the Trust to obtain those securities in the event of a default under the repurchase agreement. The Trust monitors, on a daily basis, the value of the securities transferred to ensure that the value, including accrued interest, of the securities under each repurchase agreement is greater than amounts owed to the Trust under each such repurchase agreement.

Foreign Currency Translation -- Investment valuations, other assets, and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investments, income and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Written Options -- The Trust may write covered call or put options for which premiums are received and are recorded as liabilities, and are subsequently adjusted to the current value of the options written. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or are closed are offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. If a put option is exercised, the premium reduces the cost basis of the security purchased by the Trust. The Trust, as writer of an option, may have no control over whether the underlying securities may be sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the securities underlying the written option. In general, written call options may serve as a partial hedge against decreases in value in the underlying securities to the extent of the premium received. Written options may also be used as part of an income producing strategy reflecting the view of the Trust's management on the direction of interest rates.


Futures Contracts -- The Trust may enter into futures contracts for the delayed delivery of securities, currency or contracts based on financial indices at a fixed price on a future date. In entering such contracts, the Trust is required to deposit either in cash or securities an amount equal to a certain percentage of the contract amount. Subsequent payments are made or received by the Trust each day, depending on the daily fluctuations in the value of the underlying security, and are recorded for statement purposes as unrealized gains or losses by the Trust. The Trust's investment in futures contracts is designed to hedge against anticipated future changes in interest or exchange rates or securities prices. Investments in interest rate futures for purposes other than hedging may be made to modify the duration of the portfolio without incurring the additional transaction costs involved in buying and selling the underlying securities. Investments in currency futures for purposes other than hedging may be made to change the Trust's relative position in one or more currencies without buying and selling portfolio assets. Investments in equity-index contracts, or contracts on related options for purposes other than hedging may be made when the Trust has cash on hand and wishes to participate in anticipated market appreciation while the cash is being invested. Should interest or exchange rates or securities prices move unexpectedly, the Trust may not achieve the anticipated benefits of the futures contracts and may realize a loss.


Security Loans -- The Trust may lend its securities to member banks of the Federal Reserve System and to member firms of the New York Stock Exchange or subsidiaries thereof. The loans are collateralized at all times by cash or securities with a market value at least equal to the market value of securities loaned. As with other extensions of credit, the Trust bears the risk of delay in recovery or even loss of rights in the collateral should the borrower of the securities fail financially. The Trust receives compensation for lending its securities in the form of fees or from all or a portion of the income from investment of the collateral. The Trust would also continue to earn income on the securities loaned. At November 30, 1995, the Trust had no securities on loan.

Forward Foreign Currency Exchange Contracts -- The Trust may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The Trust will enter into forward contracts for hedging purposes as well as for non-hedging purposes. For hedging purposes, the Trust may enter into contracts to deliver or receive foreign currency it will receive from or require for its normal investment activities. It may also use contracts in a manner intended to protect foreign currency-denominated securities from declines in value due to unfavorable exchange rate movements. For non-hedging purposes, the Trust may enter into contracts with the intent of changing the relative exposure of the Trust's portfolio of securities to different currencies to take advantage of anticipated changes. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the contract settlement date.

Investment Transactions and Income -- Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and original issue discount are amortized or accreted for both financial statement and tax reporting purposes as required by federal income tax regulations.

Dividend income is recorded on the ex-dividend date for dividends received in cash. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

The Trust uses the effective interest method for reporting interest income on payment-in-kind (PIK) bonds, whereby interest income on PIK bonds is recorded ratably by the Trust at a constant yield to maturity. Legal fees and other related expenses incurred to preserve and protect the value of a security owned are added to the cost of the security; other legal fees are expensed. Capital infusions, which are generally non-recurring, incurred to protect or enhance the value of high-yield debt securities, are reported as an addition to the cost basis of the security. Costs that are incurred to negotiate the terms or conditions of capital infusions or that are expected to result in a plan of reorganization are reported as realized losses. Ongoing costs incurred to protect or enhance an investment, or costs incurred to pursue other claims or legal actions, are reported as operating expenses.


Fees Paid Indirectly -- The Trust's custodian bank calculates its fee based on the Trust's average daily net assets. The fee is reduced according to a fee arrangement, which provides for custody fees to be reduced based on a formula developed to measure the value of cash deposited with the custodian by the Trust. This amount is shown as a reduction of expenses on the Statement of Operations.


Tax Matters and Distributions -- The Trust's policy is to comply with the provisions of the Internal Revenue Code (the Code) applicable to regulated investment companies and to distribute to shareholders all of its net taxable income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is provided.

The Trust files a tax return annually using tax accounting methods required under provisions of the Code which may differ from generally accepted accounting principles, the basis on which these financial statements are prepared. Accordingly, the amount of net investment income and net realized gain reported on these financial statements may differ from that reported on the Trust's tax return and, consequently, the character of distributions to shareholders reported in the financial highlights may differ from that reported to shareholders on Form 1099-DIV. Foreign taxes have been provided for on interest income earned on foreign investments in accordance with the applicable country's tax rates and to the extent unrecoverable are recorded as a reduction of investment income. Distributions to shareholders are recorded on the ex-dividend date.

The Trust distinguishes between distributions on a tax basis and a financial reporting basis and requires that only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Differences in the recognition or classification of income between the financial statements and tax earnings and profits which result in temporary over-distributions for financial statement purposes, are classified as distributions in excess of net investment income or accumulated net realized gains. During the year ended November 30, 1995, $7,221,439 was reclassified from accumulated net realized loss on investments and foreign currency transactions to accumulated undistributed net investment income, and $126,005 was reclassified from accumulated net realized loss on investments and foreign currency transactions to paid-in-capital, due to differences between book and tax accounting for mortgage-backed securities and currency transactions. This change had no effect on the net assets or net asset value per share. At November 30, 1995, accumulated undistributed net investment income and realized gain on investments and foreign currency transactions under book accounting were different from tax accounting due to temporary differences in accounting for foreign currency contracts and options, defaulted bonds, capital losses, and distributions payable by the Trust.

At November 30, 1995, the Trust, for federal income tax purposes, had a capital loss carryforward of $29,830,401, which may be applied against any net taxable realized gains of each succeeding year until the earlier of its utilization or expiration on November 30, 2002 ($24,340,000) and November 30, 2003 ($5,490,401).

(3) Transactions with Affiliates

Investment Adviser -- The Trust has an investment advisory agreement with Massachusetts Financial Services Company (MFS) to provide overall investment advisory and administrative services, and general office facilities. The management fee is computed daily and paid monthly at an annual rate of 0.32% of average daily net assets and 4.57% of investment income.

The Trust pays no compensation directly to its Trustees who are officers of the investment adviser, or to officers of the Trust, all of whom receive remuneration for their services to the Trust from MFS. Certain of the officers and Trustees of the Trust are officers or directors of MFS and MFS Service Center, Inc. (MFSC). The Trust has an unfunded defined benefit plan for all its independent Trustees and Mr. Bailey. Included in Trustees' compensation is a net periodic pension expense of $17,379 for the year ended November 30, 1995.

Transfer Agent -- MFSC acts as registrar and dividend disbursing agent for the Trust under an agreement which provides that the Trust will pay MFSC an account maintenance fee and a dividend services fee and will reimburse MFSC for reasonable out-of-pocket expenses. The account maintenance fee is computed as follows:

     Total Number of                    Annual Account
     Accounts                                Fee
     -----------------------           -----------------
     Less than 75,000                       $9.00
     75,000 and over                        $8.00

The dividend services fee is $0.75 per dividend reinvestment and $0.75 per cash infusion.

(4) Portfolio Securities

Purchases and sales of investments, other than purchased option transactions
and short-term obligations, were as follows:                            Purchases        Sales
     ---------------------------------------------------------------------------------------------
     U.S. Government securities                                       $848,256,503    $822,471,703
                                                                         =========     ===========
     Investments (non-U.S. Government securities)                     $524,231,984    $626,485,527
                                                                         =========     ===========

The cost and unrealized appreciation or depreciation in value of the investments owned by the Trust, as computed on a federal income tax basis, are as follows:

     Aggregate cost                                                                   $732,720,583
                                                                                       ===========
     Gross unrealized appreciation                                                    $ 24,925,054
     Gross unrealized depreciation                                                      (6,431,747)
                                                                                       -----------
       Net unrealized appreciation                                                    $ 18,493,307
                                                                                       ===========

(5) Shares of Beneficial Interest

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Transactions in Trust shares were as follows:

                                                        Year Ended November 30,
                                      ------------------------------------------------------------
                                                 1995                            1994
     ---------------------------------------------------------------------------------------------
                                       Shares         Amount           Shares           Amount
     ---------------------------------------------------------------------------------------------
     Treasury shares acquired         (8,908,300)   $(80,182,474)    (2,275,100)     $(20,250,465)
                                        --------      -----------      ----------     ------------
      Net decrease                    (8,908,300)   $(80,182,474)    (2,275,100)     $(20,250,465)
                                        ========      ===========      ==========     ============

In accordance with the provisions of the Trust's prospectus, 8,908,300 and 2,275,100 shares of beneficial interest were purchased by the Trust during fiscal years ended November 30, 1995 and 1994, respectively, at an average price per share of $9.00 and $8.90 and a weighted average discount of 9.82% and 10.17% per share, respectively.

(6) Quarterly Financial Information (Unaudited)

                                                                     Net Realized and             Net Increase
                                              Net Investment      Unrealized Gain (Loss)    in Net Assets Resulting
Quarterly Period       Investment Income          Income              on Investments            from Operations
-------------------------------------------------------------------------------------------------------------------
                                     Per                   Per                      Per                       Per
Fiscal 1995             Amount      Share     Amount      Share      Amount        Share       Amount        Share
-------------------------------------------------------------------------------------------------------------------
February 28, 1995     $17,644,418   $0.21   $15,926,649   $0.19   $ 20,521,446    $ 0.30    $ 36,448,095     $ 0.49
May 31, 1995           17,446,967    0.23    15,482,169    0.20     34,562,460      0.48      50,044,629       0.68
August 31, 1995        17,558,133    0.23    15,759,926    0.21     (7,979,553)    (0.08)      7,780,373       0.13
November 30, 1995      16,345,031    0.22    14,565,557    0.19     13,173,227      0.18      27,738,784       0.37
                         --------      --      --------      --      ----------      ----      ----------     -----
                      $68,994,549   $0.89   $61,734,301   $0.79   $ 60,277,580    $ 0.88    $122,011,881     $ 1.67
                         ========      ==      ========      ==      ==========      ====      ==========     =====
Fiscal 1994
------------------
February 28,1994      $17,037,002   $0.20   $15,303,844   $0.18   $ (8,290,789)   $(0.09)   $  7,013,055     $ 0.09
May 31, 1994           17,735,385    0.21    15,755,834    0.18    (54,227,431)    (0.63)    (38,471,597)     (0.45)
August 31, 1994        18,216,955    0.21    16,449,052    0.20    (12,329,851)    (0.15)      4,119,201       0.05
November 30, 1994      18,962,913    0.22    17,004,858    0.20    (18,453,754)    (0.20)     (1,448,896)      0.00
                         --------      --      --------      --      ----------      ----      ----------     -----
                      $71,952,255   $0.84   $64,513,588   $0.76   $(93,301,825)   $(1.07)   $(28,788,237)    $(0.31)
                         ========      ==      ========      ==      ==========      ====      ==========     =====

(7) Line of Credit

The Trust entered into an agreement which enables it to participate with other funds managed by MFS in an unsecured line of credit with a bank which permits borrowings up to $350 million, collectively. Borrowings may be made to temporarily finance the acquisition of Treasury shares. Interest is charged to each fund, based on its borrowings, at a rate equal to the bank's base rate. In addition, a commitment fee, based on the average daily unused portion of the line of credit, is allocated among the participating funds at the end of each quarter. The commitment fee allocated to the Trust for the year ended November 30, 1995 was $10,442.

(8) Financial Instruments

The Trust trades financial instruments with off-balance sheet risk in the normal course of its investing activities in order to manage exposure to market risks such as interest rates and foreign currency exchange rates. These financial instruments include written options, forward foreign currency exchange contracts and futures contracts.

The notional or contractual amounts of these instruments represent the investment the Trust has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations under these financial instruments at November 30, 1995, is as follows:

Written Option Transactions

                                                        1995 Calls                                     1995 Puts
                                        -------------------------------------------------------------------------------------------
                                            Principal Amount of                                  Principal              Amount of
                                          Contracts (000 Omitted)           Premiums      Contracts (000 Omitted)        Premiums
-----------------------------------------------------------------------------------------------------------------------------------
Outstanding, beginning of period --
  Australian Dollars                                    8,313             $    58,188                       --         $        --
  Canadian Dollars                                         --                      --                    6,865              35,817
  Deutsche Marks                                           --                      --                   39,012             217,564
  Japanese Yen/Deutsche Marks                              --                      --                3,086,126             371,649
  Swiss Francs/Deutsche Marks                              --                      --                   14,743              52,007
Options written --
  Australian Dollars                                   26,208                 240,007                   26,842             291,717
  British Pounds                                       10,601                 182,926                    9,890             182,926
  Canadian Dollars                                     15,877                  33,300                   31,122             123,158
  Deutsche Marks                                      293,748               1,999,580                  150,347           1,092,846
  Deutsche Marks/British Pounds                        48,361                 311,717                       --                  --
  Finnish Markkaa/Deutsche Marks                           --                      --                   28,738              21,020
  Italian Lire/Deutsche Marks                              --                      --               30,522,126             327,367
  Japanese Yen                                      1,060,358                 135,726                9,895,981             641,555
  Japanese Yen/Deutsche Marks                              --                      --                7,116,131             253,690
  Spanish Pesetas/Deutsche Marks                           --                      --                  969,186              63,515
  U.S. Dollars                                          4,000                  20,625                       --                  --
Options terminated in closing
    transactions --
  Australian Dollars                                  (29,262)               (264,745)                 (15,028)           (173,588)
  British Pounds                                      (10,601)               (182,926)                      --                  --
  Canadian Dollars                                    (15,877)                (33,300)                 (37,987)           (158,975)
  Deutsche Marks                                     (128,919)               (877,086)                (115,240)           (850,872)
  Deutsche Marks/British Pounds                       (17,566)               (114,067)                      --                  --
  Italian Lire/Deutsche Marks                              --                      --               (6,848,265)            (51,239)
  Japanese Yen                                     (1,060,358)               (135,726)              (7,595,190)           (439,712)
  Japanese Yen/Deutsche Marks                              --                      --               (3,086,126)           (371,650)
  Spanish Pesetas/Deutsche Marks                           --                      --                 (969,186)            (63,515)
Options exercised --
  Italian Lire/Deutsche Marks                              --                      --              (15,449,612)           (210,079)
  Swiss Francs/Deutsche Marks                              --                      --                  (14,743)            (52,007)
  U.S. Dollars                                         (4,000)                (20,625)                      --                  --
Options expired --
  British Pounds                                           --                      --                   (9,890)           (182,926)
  Deutsche Marks                                     (164,829)             (1,122,494)                 (74,119)           (459,538)
  Finnish Markkaa/Deutsche Marks                           --                      --                  (28,738)            (21,020)
  Italian Lire/Deutsche Marks                              --                      --               (8,224,249)            (66,049)
  Japanese Yen                                             --                      --               (1,155,791)            (55,132)
                                                                          -----------              -----------         -----------

Outstanding, end of period                             36,054             $   231,100                8,272,945           $ 518,529
                                                                          ===========              ===========         ===========

Options outstanding at end of
    period consist of:
  Australian Dollars                                    5,259             $    33,450                   11,814            $118,129
  Deutsche Marks/British Pounds                        30,795                 197,650                       --                  --
  Japanese Yen                                             --                      --                1,145,000             146,711
  Japanese Yen/Deutsche Marks                              --                      --                7,116,131             253,689
                                                                          -----------              -----------         -----------

Outstanding, end of period                             36,054             $   231,100                8,272,945           $ 518,529
                                                                          ===========              ===========         ===========

At November 30, 1995, the Trust had sufficient cash and/or securities at least equal to the value of the written options.

Forward Foreign Currency Exchange Contracts

                                                                                         Net Unrealized
                                   Contracts to                          Contracts at     Appreciation
              Settlement Date     Deliver/Receive    In Exchange for         Value       (Depreciation)
--------------------------------------------------------------------------------------------------------
Sales     12/07/95            AUD       55,593,614      $ 41,432,900     $ 41,279,982     $   152,918
           1/30/96-- 2/26/96  CAD       17,920,574        13,227,289       13,189,440          37,849
          12/14/95-- 5/31/96  CHF       52,112,019        45,689,443       44,816,177         873,266
          12/07/95-- 5/31/96  DEM      332,252,698       232,724,314      230,305,129       2,419,185
          12/07/95-- 4/12/96  DKK      194,537,282        35,569,727       34,760,661         809,066
          12/07/95            ESP    2,076,618,468        16,422,159       16,837,223        (415,064)
          12/15/95            FIM       20,259,195         4,605,409        4,715,105        (109,696)
          12/18/95-- 4/12/96  FRF      205,003,750        41,458,584       41,099,530         359,054
           1/30/96            GBP        5,125,261         7,964,656        7,842,844         121,812
          12/06/95-- 1/08/96  IEP       28,110,801        45,038,844       44,563,715         475,129
          12/07/95--12/21/95  ITL  109,198,486,351        67,442,870       68,242,688        (799,818)
          12/01/95-- 6/07/96  JPY   19,173,563,693       193,376,837      190,180,525       3,196,312
          12/14/95-- 1/22/96  NLG       52,540,828        33,500,708       32,536,652         964,056
          12/20/95            NZD       24,408,462        15,886,698       15,903,212         (16,514)
          12/11/95--12/21/95  SEK      301,171,810        44,838,068       45,896,071      (1,058,003)
                                                         --------------     ---------     ------------
                                                        $839,178,506     $832,168,954     $ 7,009,552
                                                         ==============     =========     ============
Purchases 12/07/95            AUD       14,999,534      $ 11,047,307     $ 11,137,619     $    90,312
           2/26/96            CAD        8,857,224         6,545,391        6,516,684         (28,707)
          12/14/95--12/18/95  CHF       37,123,817        32,173,790       31,648,590        (525,200)
          12/01/95-- 5/31/96  DEM      455,840,044       320,753,635      315,566,426      (5,187,209)
          12/07/95-- 4/12/96  DKK      144,671,546        26,151,665       25,864,486        (287,179)
          12/07/95            ESP      282,564,509         2,261,330        2,291,033          29,703
          12/14/95            FIM       19,784,850         4,609,769        4,604,528          (5,241)
          12/27/95-- 5/31/96  FRF      259,456,508        52,870,940       51,949,425        (921,515)
          12/06/95            IEP       14,055,400        22,311,543       22,278,625         (32,918)
          12/07/95-- 1/31/96  ITL   72,940,758,434        45,071,620       45,537,149         465,529
          12/07/95-- 3/27/96  JPY   20,418,622,127       203,287,527      201,747,270      (1,540,257)
          12/14/95            NLG       15,099,282         9,642,312        9,334,950        (307,362)
          12/20/95            NZD        4,617,717         3,028,299        3,008,651         (19,648)
          12/15/95            SEK      117,821,713        16,651,195       17,955,912       1,304,717
                                                         --------------     ---------     ------------
                                                        $756,406,323     $749,441,348     $(6,964,975)
                                                         ==============     =========     ============

Forward foreign currency purchases and sales under master netting arrangements and closed forward foreign currency exchange contracts, excluded from above, amounted to a net receivable of $3,846,709 at November 30, 1995.

At November 30, 1995, the Trust had sufficient cash and/or securities to cover any commitments under these contracts.

(9) Restricted Securities

The Trust may invest not more than 20% of its net assets in securities which are subject to legal or contractual restrictions on resale. At November 30, 1995, the Trust owned the following restricted securities (constituting 0.51% of net assets) which may not be publicly sold without registration under the Securities Act of 1933 (the 1933 Act). The Trust does not have the right to demand that such securities be registered. The value of these securities is determined by valuations supplied by a pricing service or brokers or, if not available, in good faith by or at the direction of the Trustees. Certain of these securities may be offered and sold to "qualified institutional buyers" under Rule 144A of the 1933 Act.

                                                   Date of    Share/Par
Description                                     Acquisition     Amount       Cost         Value
---------------------------------------------------------------------------------------------------
Calmar, Inc., 11.5s, 2005                          8/03/95    1,000,000   $1,000,000    $1,027,500
Day International Group, Inc., 11.125s, 2005       5/28/95      600,000      599,500       601,500
Gillett Holdings, Inc.                             10/8/92       33,891      320,040       711,711
Merrill Lynch Mortgage Investors, 8.227s,
  2023                                             6/22/94    1,500,000    1,039,687     1,170,703
Remington Arms, Inc., 9.5s, 2003                  11/19/93      600,000      596,250       528,000
                                                                                         ---------
                                                                                        $4,039,414
                                                                                        ==========

Report of Ernst & Young LLP, Independent Auditors

To the Trustees and Shareholders of MFS Charter Income Trust:

We have audited the accompanying statement of assets and liabilities of MFS Charter Income Trust, including the portfolio of investments, as of November 30, 1995, and the related statement of operations for the year then ended and the statement of changes in net assets and financial highlights for each of the two years in the period then ended. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for each of the four years in the period ended November 30, 1993 and for the period from July 21, 1989 (commencement of operations) to November 30, 1989 were audited by other auditors whose report dated January 19, 1994 expressed an unqualified opinion on those financial highlights.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of November 30, 1995, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of MFS Charter Income Trust at November 30, 1995, the results of its operations for the year then ended and the changes in its net assets and financial highlights for each of the two years in the period then ended, in conformity with generally accepted accounting principles.

Boston, Massachusetts                       /s/ Ernst & Young LLP
January 5, 1996

MFS(R) Charter Income Trust

Trustees                                    Portfolio Manager
A. Keith Brodkin*,                          James T. Swanson*
Chairman and President
                                            Treasurer
                                            W. Thomas London*
Richard B. Bailey*,(2)
Private Investor; Former Chairman and       Assistant Treasurer
Director (until 1991), Massachusetts        James O. Yost*
Financial Services Company;
Director, Cambridge Bancorp;                Secretary
Director, Cambridge Trust Company           Stephen E. Cavan*

Marshall N. Cohan,(1)                       Assistant Secretary
Private Investor                            James R. Bordewick, Jr.*

Lawrence H. Cohn, M.D.(2)                   Transfer Agent, Registrar,
Chief of Cardiac Surgery,                   Dividend Disbursing Agent
Brigham and Women's Hospital;               and Plan Agent
Professor of Surgery, Harvard               MFS Service Center, Inc.
Medical School                              P.O. Box 9024
                                            Boston, MA 02205-9824
The Hon. Sir J. David                       1-800-637-2304
Gibbons, KBE(2)
Chief Executive Officer,                    Custodian
Edmund Gibbons Ltd.;                        State Street Bank and
Chairman, Bank of N.T.                      Trust Company
Butterfield & Son Ltd.,
Hamilton, Bermuda                           Auditors
                                            Ernst & Young llp
Abby M. O'Neill,(2)
Private Investor; Director,                 Investment Adviser
Rockefeller Financial Services, Inc.        Massachusetts Financial
(investment advisers)                       Services Company
                                            500 Boylston Street
Walter E. Robb, III,(1)                     Boston, MA 02116-3741
President and Treasurer,
Benchmark Advisors, Inc.
(corporate financial consultants);
President, Benchmark Consulting
Group, Inc. (office services); Trustee,
Landmark Funds (mutual funds)

Arnold D. Scott*
Senior Executive Vice President,
Director and Secretary,
Massachusetts Financial Services
Company

Jeffrey L. Shames*
President and Director,
Massachusetts Financial Services
Company

J. Dale Sherratt(1)
President, Insight Resources, Inc.

Ward Smith(1)
Former Chairman (until 1994),
NACCO Industries;
Director, Sundstrand Corporation



*Affiliated with the Investment Adviser
(1)Member of Audit Committee
(2)Member of Portfolio Trading Committee                     MCICE-2 1/96 77M



[MFS logo]

MFS(R) Charter Income Trust

Annual Report
November 30, 1995

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